Asset impairment	12 Months Ended
Dec. 31, 2025
Asset Impairment Charges [Abstract]
Asset impairment	Asset impairmentDuring the years ended December 31, 2025, 2024 and 2023, we recognized impairment charges of $101 million, $50 million and $87 million, respectively, related to sales transactions, lease amendments or lease terminations which were partially offset by maintenance revenue recognized where we retained maintenance-related balances or received EOL compensation.